LOSS PER SHARE - Summary of computation of basic and diluted earnings per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to FLJ Group Limited's ordinary shareholders	¥ 820,023	$ 115,275	¥ (569,174)	¥ (1,533,592)
Denominator:
Weighted average ordinary shares outstanding---basic	10,258,424,457	10,258,424,457	1,460,692,909	1,351,127,462
Weighted average ordinary shares outstanding---diluted	10,258,424,457	10,258,424,457	1,460,692,909	1,351,127,462
Net loss per share--basic | (per share)	¥ 0.08	$ 0.01	¥ (0.39)	¥ (1.14)
Net loss per share---diluted | (per share)	¥ 0.08	$ 0.01	¥ (0.39)	¥ (1.14)